Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Amendment Flag	false
Document Creation Date	Aug. 10, 2018
Document Effective Date	Aug. 10, 2018
Prospectus Date	Aug. 09, 2018